Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other liabilities [Abstract]
Other non-current non-financial liabilities	€ 74	€ 71
Non-current contract liabilities	403	348
Current contract liabilities	1,239	€ 1,170
Increase (Decrease) in current contract liabilities through operational activities	70
Revenue that was included in contract liability balance at beginning of period	€ 1,170